Risk Management Policy	12 Months Ended
Dec. 31, 2021
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Risk Management Policy

21. RISK MANAGEMENT POLICY

The Group companies follow the guidelines of the Risk Management Control System (SCGR) defined at the Holding level (Enel S.p.A.), which establishes rules for managing risks through the respective standards, procedures, systems, etc., applicable to the different levels of the Group companies in the ongoing business risk identification, analysis, evaluation, treatment, and communication processes. These are approved by the Enel S.p.A. Board of Directors, which includes a Risk and Controls Committee responsible for supporting the Enel Américas Board’s evaluation and decisions regarding internal control and risk management system, as well as those related to the approval of periodic financial statements.

To comply with this, each Company has its own specific Control Management and Risk Management policy, which is reviewed and approved at the beginning of each year by the Enel Américas Board of Directors, observing and applying all local requirements in terms of the risk culture.

The Company seeks protection against all risks that could affect the achievement of the business objectives. In January 2020, a new risk taxonomy has been approved for the Enel Group, which considers 6 macro-categories and 37 sub-categories.

The Enel Group risk management system considers three lines of action (defense) to obtain effective and efficient risk management and controls. Each of these three “lines” plays a different role within the organization’s broader governance structure (Business and Internal Control areas acting as the first line, Risk Control as the second line, and Internal Audit as the third line of defense). Each line of defense has the obligation to report to and keep senior management and the Directors up-to-date on risk management. In this sense, the first and second lines of defense report to the senior management, and the second and third lines report to the Enel Américas Board of Directors.

Within each of the Group’s companies, the risk management is decentralized. Each manager responsible for the operating process in which the risk arises is also responsible for treating the risk and adopting risk control and mitigating measures.

21.1 Interest rate risk

Changes in interest rates affect the fair value of assets and liabilities bearing fixed interest rates, as well as the expected future cash flows of assets and liabilities subject to floating interest rates.

The objective of managing interest rate risk exposure is to achieve a balance in the debt structure to minimize the cost of debt with reduced volatility in profit or loss.

Depending on the Group’s estimates and the objectives of the debt structure, hedging transactions are performed by entering into derivatives contracts that mitigate interest rate risk. Derivative instruments currently used to comply with the risk management policy are interest rate swaps to set floating rate to a fixed rate.

The Group’s financial debt structure per fixed and/or hedged interest rate on gross debt, net of hedging derivative instruments engaged, is as follows:

Gross position:

	12-31-2021	12-31-2020
	%	%
Fixed interest rate	31%	38%

Risk control through specific processes and indicators allows companies to limit possible adverse financial impacts and at the same time, optimize the debt structure with an adequate degree of flexibility. In this sense, the volatility that characterized the financial markets during the first phase of the pandemic, in many cases went back to pre-COVID-19 levels and was offset by effective risk mitigation actions using derivative financial instruments.

21.2 Exchange rate risk

Exchange rate risks involve basically the following transactions:

-	Debt taken on by the Group’s companies that is denominated in a currency other than the currency in which its cash flows are indexed.
-	Payments to be made in a currency other than that in which its cash flows are indexed for the acquisition of project-related materials and for corporate insurance policies.
-	Income in Group companies directly linked to changes in currencies other than the currency of its cash flows.
-	Cash flows from foreign subsidiaries to the Chilean Parent Company which are exposed to exchange rate fluctuations.

In order to mitigate foreign currency risk, the Group’s foreign currency risk management policy is based on cash flows and includes maintaining a balance between U.S. dollar flows and the levels of assets and liabilities denominated in such currency. The objective is to minimize the exposure to variability in cash flows that are attributable to foreign exchange risk.

The hedging instruments currently being used to comply with the policy are currency swaps and forward exchange contracts. In addition, the policy works to refinance debt in the functional currency of each of the Group’s companies.

During the fourth quarter of 2021, exchange rate risk management continued in the context of complying with the aforementioned risk management policy, without difficulty to access the derivatives market. It should be noted that the volatility that characterized the financial markets during the first phase of the pandemic, in many cases went back to pre-COVID-19 levels and was offset by risk mitigation actions through derivative financial instruments.

21.3 Commodities risk

The Group has a risk exposure to price fluctuations in certain commodities, basically due to:

-	Purchases of fuel used to generate electricity.
-	Energy purchase/sale transactions that take place in local markets.

In order to reduce the risk in situations of extreme drought, the Group has designed a commercial policy that defines the levels of sales commitments in line with the capacity of its generating power plants in a dry year. It also includes risk mitigation terms in certain contracts with unregulated customers and with regulated customers subject to long-term tender processes, establishing indexation polynomials that allow for reducing commodities exposure risk.

Considering the operating conditions faced by the power generation market, with drought and highly volatile commodity prices on international markets, the Company is constantly evaluating the use of hedging to minimize the impacts that these price fluctuations have on its results.

As of December 31, 2021, there are no current transactions for the purpose of hedging the contracting portfolio.

As of December 31, 2020, there are no current transactions for the purpose of hedging the contracting portfolio.

Thanks to the mitigation strategies implemented, the Group was able to minimize the effects of basic product price volatility on the results for the fourth quarter of 2021.

21.4  Liquidity risk

The Group maintains a liquidity risk management policy that consists of entering into long-term committed banking facilities and temporary financial investments for amounts that cover the projected needs over a period of time that is determined based on the situation and expectations for debt and capital markets.

Despite the negative working capital existing at the end of 2021, the Company has the capacity to overcome this situation and mitigate the risk through its liquidity risk policy and actions described herein.

The projected needs mentioned above include maturities of financial debt net of financial derivatives. For further details regarding the features and conditions of financial obligations and financial derivatives (see Notes 19 and 22).

As of December 31, 2021, the Enel Américas Group has liquidity in the amount of ThUS$ 1,396,253 in cash and other equivalents and ThUS$ 1,119,278 in unconditionally available long-term credit facilities. As of December 31, 2020, the Enel Américas Group has liquidity in the amount of ThUS$ 1,506,993 in cash and other equivalents.

21.5  Credit risk

The Group closely monitors its credit risk.

Trade receivables:

The credit risk for receivables from the Group’s commercial activity has historically been very low, due to the short-term period of collections from customers, resulting in non-significant cumulative receivables amounts. This situation applies to the electricity generating and distribution lines of business.

In our electricity generating business, some countries’ regulations allow suspending the energy service to customers with outstanding payments, and most contracts have termination clauses for payment default. The Company monitors its credit risk on an ongoing basis and measures quantitatively its maximum exposure to payment default risk, which, as stated above, is very low.

Regarding our electricity distribution companies, the companies always have the right to cut off supply to customers for non-compliance. This is performed in accordance with local regulations by each country, which facilitates the process of evaluation and monitoring of credit risk, which is low. However, the supply cutoff due to lack of payment by vulnerable customers was suspended during the COVID-19 pandemic in all the countries where Enel Américas operates. In Argentina, in accordance with to Decree 311/2020 of March 24, 2020, supply cuts are still suspended. In

Brazil, cuts have resumed by the 4 distribution companies, including in Rio de Janeiro, where supply cuts were resumed on July 1, 2021 (when Law No. 8,769/20 expired). However, in accordance with Resolutions No. 878 dated March 24, 2020, and ANEEL No. 928 dated March 26, 2020, electricity cuts to low-income customers were prohibited until December 31, 2021. In Colombia, cutoffs to low-income customers were prohibited in accordance with Decrees Nos. 417 and 457, dated March 17, 2020. In Peru, this was also the case, in accordance with Decree 35/20 dated April 3, 2020. Through the present date, in both countries, supply cutoffs for non-compliance by customers have resumed as usual.

Regarding the impact of COVID-19, the results of specific internal analysis did not reveal significant statistical correlations between the main economic indicators (GDP, unemployment rate, etc.) and solvency.

Financial assets:

Cash surpluses are invested in the highest-rated local and foreign financial entities (with risk rating equivalent to investment grade where possible) with thresholds established for each entity.

Banks that have received investment grade ratings from the three major international rating agencies (Moody’s, S&P, and Fitch) are selected for making investments.

Investments may be backed with treasury bonds from the countries in which the company operates and/or with commercial papers issued by the highest rated banks; the latter are preferable as they offer higher returns (always in line with current investment policies).

It is noted that the downturn in the macroeconomic scenario due to COVID-19 had no significant impact on the counterparties’ credit quality.

21.6 Risk measurement

The Group measures the Value at Risk (VaR) of its debt positions and financial derivatives in order to monitor the risk assumed by the Company, thereby reducing volatility in the statement of income.

The portfolio of positions included for purposes of calculating the present Value at Risk include:

-	Financial debt.
-	Hedging derivatives for debt.

The VaR determined represents the potential variation in value of the portfolio of positions described above in a quarter with a 95% confidence level. To determine the VaR, we take into account the volatility of the risk variables affecting the value of the portfolio of positions, including:

-	U.S. dollar LIBOR interest rate.
-	The different currencies with which our companies operate and the customary local indices used in the banking industry.
-	The exchange rates of the various currencies used in the calculation.

The calculation of VaR is based on generating possible future scenarios (one quarter) of market values for the risk variables based on scenarios based on actual observations for the same period (one quarter) during five years.

The quarter 95% confidence VaR number is calculated as the 5% percentile most adverse of the quarterly possible fluctuations.

Taking into consideration the assumptions previously described, the quarter VaR of the previously discussed positions was ThUS$ 559,901.

This value represents the potential increase of the Debt and Derivatives’ Portfolio, thus these VaR are inherently related, among other factors, to the Portfolio’s value at each quarter end.